Investments	6 Months Ended
Jun. 30, 2024
Investments
Investments

Note 5 - Investments

Investments comprised the following:

	At June 30,	At December 31,
	2024	2023
Equity investments at FVTOCI	$267.5	$246.4
Warrants	10.5	8.1
	$278.0	$254.5

Equity Investments at FVTOCI

Equity investments comprised the following:

	At June 30,	At December 31,
	2024	2023
Labrador Iron Ore Royalty Corporation ("LIORC")	$134.6	$152.7
G Mining Ventures	77.1	47.6
Other	55.8	46.1
	$267.5	$246.4

Subsequent to quarter-end, on July 12, 2024, we completed a private placement of $25 million with G Mining Ventures at a price of C$2.279 per share.

During the six months ended June 30, 2024, the Company disposed of equity investments with a cost of $12.3 million (H1 2023 – $1.3 million) for gross proceeds of $8.5 million (H1 2023 – $1.9 million).

The change in the fair value of equity investments recognized in other comprehensive income (loss) for the periods ended June 30, 2024 and 2023 were as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2024	2023	2024	2023
Gain (loss) on changes in the fair value of equity investments at FVTOCI	$17.8	$(6.6)	$19.8	$1.2
Income tax (expense) recovery in other comprehensive income (loss)	(2.4)	0.8	(2.6)	(0.2)
Gain (loss) on changes in the fair value of equity investments at FVTOCI, net of income tax	$15.4	$(5.8)	$17.2	$1.0